GEOGRAPHIC INFORMATION - Revenue from external customers by geographic areas (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	$ 5,129	¥ 35,716	¥ 31,104	¥ 26,993
The Greater China
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue		31,256	28,064	24,678
Others
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue		¥ 4,460	¥ 3,040	¥ 2,315